Pioneer Flexible
Opportunities Fund

Schedule of Investments | July 31, 2019

Ticker Symbols: Class A PMARX Class C PRRCX Class K FLEKX Class R MUARX Class Y PMYRX

Schedule of Investments | 7/31/19 (Consolidated) (unaudited)

	Shares		Value
		UNAFFILIATED ISSUERS - 93.0%
		COMMON STOCKS - 78.2% of Net Assets
		Aerospace & Defense - 8.1%
	37,761	Airbus SE	$5,360,586
	10,155	Arconic, Inc.	254,281
	33,308	Avio S.p.A.	447,514
	23,863(a)	Axon Enterprise, Inc.	1,675,660
	15,651	Cubic Corp.	1,036,096
	4,174	Curtiss-Wright Corp.	529,722
	22,018	Hexcel Corp.	1,800,192
	72,549	L3Harris Technologies, Inc.	15,061,172
	103,937	Leonardo S.p.A.	1,272,022
	5,851(a)	Mercury Systems, Inc.	476,974
	19,399	Moog, Inc.	1,580,243
	6,160(a)	Teledyne Technologies, Inc.	1,794,285
	18,211	Thales SA	2,060,165
	59,417	United Technologies Corp.	7,938,111
		Total Aerospace & Defense	$41,287,023
		Auto Components - 0.3%
	35,600	Denso Corp.	$1,518,069
		Total Auto Components	$1,518,069
		Automobiles - 0.9%
	1,380,000	Brilliance China Automotive Holdings, Ltd.	$1,519,738
	8,200	Toyota Motor Corp.	529,553
	7,336	Volkswagen AG	1,258,070
	7,589	Volkswagen AG	1,269,826
		Total Automobiles	$4,577,187
		Banks - 4.4%
	109,268	ABN AMRO Bank NV (144A)	$2,175,478
	377,530	Bank for Foreign Trade of Vietnam JSC	1,303,256
	4,679,600	Bank Rakyat Indonesia Persero Tbk PT	1,495,656
	520,000	China Merchants Bank Co., Ltd., Class H	2,607,507
	502,898	FinecoBank Banca Fineco S.p.A.	5,012,928
	30,144	HDFC Bank, Ltd.	984,565
	2,233,000	Industrial & Commercial Bank of China, Ltd., Class H	1,511,984
	398,145	ING Groep NV	4,445,415
	16,181	KBC Group NV	1,045,394
	120,181	Sberbank of Russia PJSC (A.D.R.)	1,793,100
		Total Banks	$22,375,283
		Biotechnology - 3.2%
	750,000(a)	3SBio, Inc. (144A)	$1,283,951
	38,989(a)	Alexion Pharmaceuticals, Inc.	4,417,064
	18,015(a)	BioMarin Pharmaceutical, Inc.	1,428,950
	2,819(a)	Celgene Corp.	258,953
	80,838(a)	Insmed, Inc.	1,774,394
	102,685(a)	Invitae Corp.	2,761,200
	29,374(a)	Sarepta Therapeutics, Inc.	4,372,320
		Total Biotechnology	$16,296,832
		Building Products - 0.2%
	88,598	LU-VE S.p.A.	$1,119,655
		Total Building Products	$1,119,655
		Capital Markets - 3.9%
	89,453	Blackstone Group, Inc.	$4,291,955
	214,562	Carlyle Group LP	5,117,304
	195,521	KKR & Co., Inc.	5,230,187
	48,810	Morgan Stanley	2,174,973
	12,940	S&P Global, Inc.	3,169,653
		Total Capital Markets	$19,984,072
		Commercial Services & Supplies - 1.1%
	1,215,750	A-Living Services Co., Ltd., Class H (144A)	$2,435,414
	352,736	Prosegur Compania de Seguridad SA	1,649,346
	11,230	Waste Management, Inc.	1,313,910
		Total Commercial Services & Supplies	$5,398,670
		Construction & Engineering - 0.9%
	43,161	Bouygues SA	$1,549,258
	30,393	Vinci SA	3,141,457
		Total Construction & Engineering	$4,690,715
		Construction Materials - 0.2%
	50,157	Buzzi Unicem S.p.A.	$1,023,069
		Total Construction Materials	$1,023,069
		Consumer Finance - 0.3%
	19,819	Discover Financial Services	$1,778,557
		Total Consumer Finance	$1,778,557
		Diversified Consumer Services - 0.2%
	690,000	China Education Group Holdings, Ltd.	$1,084,268
		Total Diversified Consumer Services	$1,084,268
		Electric Utilities - 1.5%
	2,359	Acciona SA	$251,831
	Shares		Value
		Electric Utilities - (continued)
	784,432	Enel S.p.A.	$5,390,539
	220,746	Iberdrola SA	2,097,147
		Total Electric Utilities	$7,739,517
		Electrical Equipment - 0.1%
	5,709	AMETEK, Inc.	$511,583
		Total Electrical Equipment	$511,583
		Energy Equipment & Services - 0.4%
	420,883(a)	Saipem S.p.A.	$2,095,832
		Total Energy Equipment & Services	$2,095,832
		Equity Real Estate Investment Trusts (REITs) - 4.4%
	31,072	alstria office REIT-AG	$502,895
	1,258,600	Axis Real Estate Investment Trust	552,058
	429,300	Frasers Commercial Trust	503,422
	672	Hankyu Hanshin REIT, Inc.	957,661
	209	Hoshino Resorts REIT, Inc.	1,081,846
	1,116	Hulic REIT, Inc.	1,992,619
	11,580	ICADE	1,007,705
	1,279	Industrial & Infrastructure Fund Investment Corp.	1,674,524
	4,799	Invincible Investment Corp.	2,757,666
	269,559	Lar Espana Real Estate Socimi SA	2,082,773
	348,100	Mapletree Commercial Trust	524,831
	518,200	Mapletree Industrial Trust	849,230
	467,300	Mapletree Logistics Trust	524,157
	208,804	Merlin Properties Socimi SA	2,858,651
	895	Nippon Prologis REIT, Inc.	2,153,464
	165,600	Parkway Life Real Estate Investment Trust	369,085
	19,735	Ryman Hospitality Properties, Inc.	1,480,125
	4,750	Simon Property Group, Inc.	770,450
		Total Equity Real Estate Investment Trusts (REITs)	$22,643,162
		Food Products - 0.2%
	25,263	Archer-Daniels-Midland Co.	$1,037,804
		Total Food Products	$1,037,804
		Gas Utilities - 0.4%
	188,745	Italgas S.p.A.	$1,196,396
	199,228	Snam S.p.A.	980,372
		Total Gas Utilities	$2,176,768
		Health Care Equipment & Supplies - 4.5%
	61,383(a)	Boston Scientific Corp.	$2,606,322
	26,186	Danaher Corp.	3,679,133
	40,602	Hill-Rom Holdings, Inc.	4,329,797
	16,460(a)	IDEXX Laboratories, Inc.	4,642,543
	5,901(a)	Intuitive Surgical, Inc.	3,065,629
	21,817	Stryker Corp.	4,576,770
		Total Health Care Equipment & Supplies	$22,900,194
		Health Care Providers & Services - 1.4%
	8,698	Anthem, Inc.	$2,562,518
	4,552	Humana, Inc.	1,350,806
	13,878	UnitedHealth Group, Inc.	3,455,761
		Total Health Care Providers & Services	$7,369,085
		Health Care Technology - 0.4%
	26,752(a)	Teladoc Health, Inc.	$1,825,556
		Total Health Care Technology	$1,825,556
		Industrial Conglomerates - 2.6%
	39,395	Honeywell International, Inc.	$6,794,062
	40,608	Rheinmetall AG	4,654,654
	18,636	Siemens AG	2,045,028
		Total Industrial Conglomerates	$13,493,744
		Insurance - 7.3%
	73,200	AIA Group, Ltd.	$756,558
	23,715	Allianz SE	5,531,261
	229,748	AXA SA	5,832,336
	50,678	ICICI Lombard General Insurance Co., Ltd. (144A)	889,578
	137,796	ICICI Prudential Life Insurance Co., Ltd. (144A)	803,868
	648,800	New China Life Insurance Co., Ltd., Class H	3,257,511
	520,000	Ping An Insurance Group Co. of China, Ltd., Class H	6,204,870
	496,990	Poste Italiane S.p.A (144A)	5,322,064
	32,124	Progressive Corp.	2,601,401
	13,153	Swiss Life Holding AG	6,375,246
		Total Insurance	$37,574,693
		Interactive Media & Services - 1.3%
	925(a)	Alphabet, Inc.	$1,126,835
	34,158(a)	Autohome, Inc. (A.D.R.)	2,903,430
	21,767(a)	So-Young International, Inc. (A.D.R.)	313,445
	54,802(a)	Yandex NV	2,149,335
		Total Interactive Media & Services	$6,493,045
		Internet & Direct Marketing Retail - 1.7%
	22,502(a)	Alibaba Group Holding, Ltd. (A.D.R.)	$3,895,321
	Shares		Value
		Internet & Direct Marketing Retail - (continued)
	168,104(a)	JD.com, Inc. (A.D.R.)	$5,027,991
		Total Internet & Direct Marketing Retail	$8,923,312
		IT Services - 4.7%
	85,741	Booz Allen Hamilton Holding Corp.	$5,894,694
	10,465	Capgemini SE	1,337,012
	31,600	GMO Payment Gateway, Inc.	2,315,561
	63,750	Leidos Holdings, Inc.	5,233,875
	21,444	Mastercard, Inc.	5,838,558
	192,711(a)	Nexi S.p.A. (144A)	2,066,654
	69,591	Perspecta, Inc.	1,623,558
		Total IT Services	$24,309,912
		Life Sciences Tools & Services - 1.9%
	60,577	Agilent Technologies, Inc.	$4,204,650
	11,009(a)	Charles River Laboratories International, Inc.	1,481,151
	15,239	Thermo Fisher Scientific, Inc.	4,231,565
		Total Life Sciences Tools & Services	$9,917,366
		Machinery - 1.9%
	252,587	CNH Industrial NV	$2,568,769
	40,901	Ingersoll-Rand Plc	5,057,818
	21,531	Piovan S.p.A. (144A)	152,518
	137,314	Volvo AB, Class B	2,049,261
		Total Machinery	$9,828,366
		Media - 0.5%
	276,546	Television Francaise 1	$2,774,414
		Total Media	$2,774,414
		Metals & Mining - 1.5%
	5,817	Carpenter Technology Corp.	$261,823
	675,925(a)	Glencore Plc	2,190,829
	126,173	MMC Norilsk Nickel PJSC (A.D.R.)	2,878,006
	121,565	Teck Resources, Ltd., Class B	2,487,499
		Total Metals & Mining	$7,818,157
		Mortgage Real Estate Investment Trusts (REITs) - 0.3%
	58,148	Starwood Property Trust, Inc.	$1,350,778
		Total Mortgage Real Estate Investment Trusts (REITs)	$1,350,778
		Multi-Utilities - 0.1%
	27,860	ACEA S.p.A.	$523,796
		Total Multi-Utilities	$523,796
		Oil, Gas & Consumable Fuels - 2.5%
	78,170	BP Plc	$518,906
	131,511	ENI S.p.A	2,070,752
	50,091	LUKOIL PJSC (A.D.R.)	4,079,912
	333,100	Petroleo Brasileiro SA	2,286,389
	48,980	Royal Dutch Shell Plc	1,546,101
	48,364	TOTAL SA	2,521,730
		Total Oil, Gas & Consumable Fuels	$13,023,790
		Pharmaceuticals - 2.2%
	39,524	Novartis AG	$3,638,881
	11,701	Roche Holding AG	3,140,801
	15,546	Sanofi	1,300,441
	25,739	Zoetis, Inc.	2,957,154
		Total Pharmaceuticals	$11,037,277
		Real Estate Management & Development - 7.3%
	11,633(a)	Aedas Homes SAU (144A)	$ 263,074
	1,333,200	Ascendas India Trust	1,369,177
	3,076,000	China Jinmao Holdings Group, Ltd.	2,004,190
	564,000	China Overseas Land & Investment, Ltd.	1,938,268
	1,056,000	China Resources Land, Ltd.	4,553,236
	289,500	City Developments, Ltd.	2,047,449
	3,081,000(a)	Colour Life Services Group Co., Ltd.	2,129,469
	47,324(a)	Godrej Properties, Ltd.	652,126
	305,800	Henderson Land Development Co., Ltd.	1,592,017
	8,911	LEG Immobilien AG	1,034,257
	1,284,000	Logan Property Holdings Co., Ltd.	1,961,908
	1,280,000	Longfor Group Holdings, Ltd. (144A)	4,775,021
	84,500	Nomura Real Estate Holdings, Inc.	1,722,397
	4,480,000	Shenzhen Investment, Ltd.	1,614,023
	52,256	TLG Immobilien AG	1,537,999
	139,200	Tokyu Fudosan Holdings Corp.	810,128
	377,900	UOL Group, Ltd.	2,023,063
	444,577(a)	Vinhomes JSC (144A)	1,687,795
	76,863	Vonovia SE	3,771,239
		Total Real Estate Management & Development	$37,486,836
		Software - 1.9%
	1,755	Dassault Systemes SE	$268,480
	38,577	Microsoft Corp.	5,256,888
	18,074(a)	Palo Alto Networks, Inc.	4,094,484
		Total Software	$9,619,852
	Shares		Value
		Specialty Retail - 0.6%
	58,415	Maisons du Monde SA (144A)	$1,177,263
	576,500	Zhongsheng Group Holdings, Ltd.	1,620,334
		Total Specialty Retail	$2,797,597
		Textiles, Apparel & Luxury Goods - 2.6%
	42,791	Cie Financiere Richemont SA	$3,678,630
	11,203	LVMH Moet Hennessy Louis Vuitton SE	4,660,883
	108,784	Moncler S.p.A.	4,482,423
		Total Textiles, Apparel & Luxury Goods	$12,821,936
		Trading Companies & Distributors - 0.3%
	39,560	Air Lease Corp.	$1,653,212
		Total Trading Companies & Distributors	$1,653,212
		TOTAL COMMON STOCKS
		(Cost $364,024,803)	$400,880,984
		PREFERRED STOCK - 0.0% of Net Assets
		Equity Real Estate Investment Trusts (REITs) - 0.0%†
	204^(a)	Wheeler Real Estate Investment Trust, Inc.	$119,695
		Total Equity Real Estate Investment Trusts (REITs)	$119,695
		TOTAL PREFERRED STOCK
		(Cost $195,245)	$119,695
	Principal Amount USD ($)		Value
		CORPORATE BONDS - 5.0% of Net Assets
		Banks - 1.8%
	2,000,000(b)	Banco do Brasil SA, 3.875%, 10/10/22	$2,034,400
	1,021,000	Industrial & Commercial Bank of China, Ltd., 3.538%, 11/8/27	1,043,500
	3,804,000(c)(d)	Intesa Sanpaolo S.p.A., 7.7% (5 Year USD Swap Rate + 546 bps) (144A)	3,789,735
	2,464,000	UniCredit S.p.A., 4.625%, 4/12/27 (144A)	2,534,853
		Total Banks	$9,402,488
		Chemicals - 0.6%
	2,731,000(b)	Braskem Finance, Ltd., 6.45%, 2/3/24	$ 3,033,322
		Total Chemicals	$3,033,322
		Mining - 0.5%
	2,637,000	MMC Norilsk Nickel OJSC via MMC Finance, DAC, 4.1%, 4/11/23 (144A)	$2,674,503
		Total Mining	$2,674,503
		Oil&Gas - 0.7%
	3,339,000	Petrobras Global Finance BV, 4.375%, 5/20/23	$3,465,047
		Total Oil&Gas	$3,465,047
		Packaging & Containers - 0.6%
	3,000,000	Sealed Air Corp., 5.125%, 12/1/24 (144A)	$3,195,000
		Total Packaging & Containers	$3,195,000
		Telecommunications - 0.8%
	4,400,000	CenturyLink, Inc., 7.65%, 3/15/42	$4,103,000
		Total Telecommunications	$4,103,000
		TOTAL CORPORATE BONDS
		(Cost $24,519,723)	$25,873,360
		FOREIGN GOVERNMENT BONDS - 2.1% of Net Assets
		Argentina - 0.5%
	2,966,000	Argentine Republic Government International Bond, 5.875%, 1/11/28	$2,335,725
		Total Argentina	$2,335,725
		Brazil - 0.6%
BRL	10,349,000	Brazil Notas do Tesouro Nacional Serie F, 10.0%, 1/1/25	$3,095,573
		Total Brazil	$3,095,573
		Indonesia - 1.0%
IDR	66,696,000,000	Indonesia Treasury Bond, 8.375%, 3/15/24	$5,060,179
		Total Indonesia	$5,060,179
		TOTAL FOREIGN GOVERNMENT BONDS
		(Cost $10,087,032)	$10,491,477
		U.S. GOVERNMENT AND AGENCY OBLIGATION - 1.8% of Net Assets
	9,000,000(e)	U.S. Treasury Bills, 8/20/19	$8,990,361
		TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATION
		(Cost $8,990,165)	$8,990,361
	Shares		Value
		INVESTMENT COMPANIES - 4.7% of Net Assets
GBP	48,131(a)	Dragon Capital - Vietnam Enterprise Investments, Ltd., Class C	$273,424
	505,622	ETFMG Prime Cyber Security ETF	20,381,623
	52,593	Invesco International BuyBack Achievers ETF	1,616,183
	120,057	VanEck Vectors Vietnam ETF	1,942,522
		TOTAL INVESTMENT COMPANIES
		(Cost $23,391,709)	$24,213,752
		EXCHANGE-TRADED COMMODITY - 0.2% of Net Assets
	3,411(a)(b)	Xtrackers Physical Rhodium ETC	$1,091,520
		TOTAL EXCHANGE-TRADED COMMODITY
		(Cost $534,086)	$1,091,520

Number of Contracts	Description	Counterparty		Notional		Strike Price	Expiration Date	Value
	OVER THE COUNTER (OTC) PUT OPTIONS PURCHASED - 0.9%
999,000	KKR & Co., Inc.	Citibank NA	USD	1,528,470	USD	25	1/17/20	$1,236,981
999,000	KKR & Co., Inc.	Citibank NA	USD	1,618,380	USD	25	1/17/20	1,236,981
2,221	NASDAQ 100 E-mini	Citibank NA	USD	516,240	USD	7,598	12/31/19	566,639
8,135	S&P 500 Index	Citibank NA	USD	796,503	USD	2,481	10/18/19	61,968
8,254	S&P 500 Index	Citibank NA	USD	796,452	USD	2,506	10/18/19	69,946
21,230	S&P 500 Index	Citibank NA	USD	1,804,140	USD	2,803	12/31/19	1,280,872
								$4,453,387
	TOTAL OVER THE COUNTER (OTC) PUT OPTIONS PURCHASED
	(Premiums paid $7,060,185)							$4,453,387
	OVER THE COUNTER (OTC) CALL OPTION PURCHASED - 0.1%
2,452,775	ARCA Hong Kong 30 Index	Citibank NA	HKD	465,538	HKD	40	9/27/19	$418,994
	TOTAL OVER THE COUNTER (OTC) CALL OPTION PURCHASED
	(Premiums paid $465,538)							$418,994
	TOTAL OPTIONS PURCHASED
	(Premiums paid $7,525,723)							$4,872,381
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS – 93.0%
	(Cost $439,268,486)							$476,533,530
	OTHER ASSETS AND LIABILITIES - 7.0%							$35,876,050
	NET ASSETS - 100.0%							$512,409,580

bps	Basis Points.
REIT	Real Estate Investment Trust.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At July 31, 2019, the value of these securities amounted to $35,226,769, or 6.9% of net assets.

(A.D.R.)	American Depositary Receipts.
†	Amount rounds to less than 0.1%.
^	Security is valued using fair value methods (other than prices supplied by independent pricing services).
(a)	Non-income producing security.
(b)	All or a portion of this security is held by Flexible Opportunities Commodity Fund Ltd. (formerly, Pioneer Cayman Commodity Fund Ltd.)
(c)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread is shown at July 31, 2019.
(d)	Security is perpetual in nature and has no stated maturity date.
(e)	Security issued with a zero coupon. Income is recognized through accretion of discount.

FUTURES CONTRACTS

CURRENCY FUTURES CONTRACT
Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
298	Euro	9/16/19	$42,096,281	$41,449,937	$646,344

FIXED INCOME INDEX FUTURES CONTRACT
Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized (Depreciation)
27	Euro-Bund	9/6/19	$5,157,385	$5,239,994	$(82,609)

INDEX FUTURES CONTRACTS
Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
612	Euro Stoxx 50	9/20/19	$23,470,021	$23,487,337	$(17,316)
484	FTSE/JSE Top 40	9/19/19	17,971,900	17,091,857	880,043
392	MSCI China	9/20/19	16,547,325	16,360,120	187,205
884	MSCI Emerging Markets	9/20/19	46,676,445	45,331,520	1,344,925
50	SPI 200	9/19/19	5,662,973	5,772,960	(109,987)
			$110,328,664	$108,043,794	$2,284,870
TOTAL FUTURES CONTRACTS			$(157,582,330)	$(154,733,725)	$2,848,605

SWAP CONTRACTS

OVER THE COUNTER (OTC) TOTAL RETURN SWAP CONTRACTS - BUY PROTECTION
Notional Amount(1)	Counterprty	Obligation Reference/Index	Pay/ Receive(2)	Coupon	Expiration Date	Net Unrealized Appreciation (Depreciation)	Market Value
40,593,812	Citibank NA	Ibovespa Brasil Sao Paulo Stock Exchange Index	--	--	8/14/20	$(466,863)	$(466,863)
4,086,819	Goldman Sachs International	Goldman Sachs Total Cash Return Index*	Pay	3M LIBOR + 39bps	6/29/20	45,882	45,882
16,884,985	Goldman Sachs International	Goldman Sachs Total Cash Return Index*	Pay	3M LIBOR + 39bps	5/1/20	226,937	226,937
4,875,237	Goldman Sachs International	Goldman Sachs Total Cash Return Index*	Pay	3M LIBOR + 39bps	11/26/19	296,931	296,931
TOTAL SWAPS CONTRACTS						$102,887	$102,887

(1)						The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)						Pays quarterly.

Principal amounts are denominated in U.S. dollars ("USD") unless otherwise noted.

BRL	-	Brazilian Real
GBP	-	British Pound
IDR	-	Indonesian Rupiah

* The following table shows the individual positions and related values of the securities underlying each total return swap with Goldman Sachs International, as of July 31, 2019.

Index Description	Shares	Value	% of basket
AbbVie, Inc.	148	$9,850	1.73%
AES Corp.	862	14,473	2.54%
American Airlines Group, Inc.	229	6,977	1.22%
American International Group, Inc.	160	8,962	1.57%
Ameriprise Financial, Inc..	76	11,096	1.95%
AmerisourceBergen Corp.	119	10,355	1.82%
Apple, Inc.	68	14,459	2.54%
Applied Materials, Inc.	240	11,852	2.08%
Archer-Daniels-Midland Co.	213	8,754	1.54%
Assurant, Inc.	101	11,483	2.02%
Boeing Co.	53	17,997	3.16%
Capital One Financial Corp.	121	11,210	1.97%
Capri Holdings, Ltd.	261	9,295	1.63%
CBS Corp.	146	7,545	1.32%
CenturyLink, Inc.	380	4,592	0.81%
Cigna Corp.	39	6,573	1.15%
Corning, Inc.	338	10,391	1.82%
DENTSPLY SIRONA, Inc.	154	8,394	1.47%
Discover Financial Services	156	13,978	2.45%
eBay, Inc.	292	12,020	2.11%
Equity Residential	151	11,910	2.09%
F5 Networks, Inc.	75	11,077	1.94%
General Electric Co.	336	3,514	0.62%
Gilead Sciences, Inc.	142	9,319	1.64%
HCA Healthcare, Inc.	116	15,457	2.71%
HP, Inc.	518	10,899	1.91%
LyondellBasell Industries NV	115	9,626	1.69%
McDonald's Corp.	70	14,682	2.58%
Michael Kors Holdings, Ltd.	215	13,851	2.43%
Monster Beverage Corp.	113	18,821	3.30%
Motorola Solutions, Inc.	641	9,076	1.59%
NetApp, Inc.	245	14,310	2.51%
NRG Energy, Inc.	577	19,695	3.46%
ONEOK, Inc.	185	12,987	2.28%
Procter & Gamble Co.	112	13,178	2.31%
Index Description	Shares	Value	% of basket
PulteGroup, Inc.	430	$13,551	2.38%
Qorvo, Inc.	143	10,503	1.84%
Quest Diagnostics, Inc.	92	9,433	1.66%
Seagate Technology PLC	231	10,717	1.88%
Sysco Corp.	184	12,645	2.22%
Target Corp.	175	15,082	2.65%
TransDigm Group, Inc.	40	19,182	3.37%
Tyson Foods, Inc.	152	12,062	2.12%
United Continental Holdings, Inc.	139	12,763	2.24%
Valero Energy Corp.	151	12,864	2.26%
Wabtec Corp.	2	140	0.02%
Western Union Co.	491	10,309	1.81%
Weyerhaeuser Co.	288	7,314	1.28%
Williams Cos, Inc.	318	7,843	1.38%
Yum! Brands, Inc.	148	16,684	2.93%
Totals		$569,750	100.00%

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of July 31, 2019, in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$400,880,984	$–	$–	$400,880,984
Preferred Stock
Equity Real Estate Investment Trust (REITs)	–	–	119,695	119,695
Corporate Bonds	–	25,873,360	–	25,873,360
Foreign Government Bonds	–	10,491,477	–	10,491,477
U.S. Government and Agency Obligation	–	8,990,361	–	8,990,361
Investment Companies	24,213,752	–	–	24,213,752
Exchange-Traded Commodity	1,091,520	–	–	1,091,520
Over The Counter (OTC) Put Options Purchased	–	4,453,387	–	4,453,387
Over The Counter (OTC) Call Option Purchased	–	418,994	–	418,994
Total Investments in Securities	$426,186,256	$50,227,579	$119,695	$476,533,530
Other Financial Instruments
Net unrealized appreciation on futures contracts	$2,848,605	$–	$–	$2,848,605
Swap contracts, at value	–	102,887	–	102,887
Total Other Financial Instruments	$2,848,605	$102,887	$–	$2,951,492

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

Preferred Stock
Balance as of 10/31/18	$143,808
Realized gain (loss)	–
Changed in unrealized appreciation (depreciation)	(24,113)
Accrued discounts/premiums	–
Purchases	–
Sales	–
Transfers in to Level 3*	--
Transfers out of Level 3*	--
Balance as of 7/31/19	$119,695

*	Transfers are calculated on the beginning of period values. During the nine months ended July 31, 2019, there were no transfers between Levels 1, 2 and 3.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at July 31, 2019: $(24,113).